NET INCOME PER SHARE - Schedule of Anti-dilutive Securities (Details) - OLD PlayStudios, Inc. - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series C
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			617			617,192	617,192
Series B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,232	[1]	1,232	[1]	1,231,872	1,231,872	1,231,872
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	885		20,053		340,000	27,796,684	36,020,008

[1]	A portion of the Series B warrants were excluded from the diluted net income per share calculation because they are only exercisable upon a change in control or an IPO.